Unaudited Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)		Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash		$ 194	$ 514
Deferred IPO cost		38,696	22,844
Investment in subsidiaries		10,633,542	10,324,386
Total Assets		10,672,432	10,347,744
Liabilities:
Total Liabilities		67,780	51,780
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value, 100,000,000 shares authorized, 10,000,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively*	[1]	10,000	10,000
Additional paid-in capital		167,705	167,705
Statutory reserves		1,360,464	1,360,464
Retained earnings		9,662,121	9,052,271
Accumulated other comprehensive loss		(595,638)	(294,476)
Total Shareholders’ Equity		10,604,652	10,295,964
Total Liabilities and Shareholders’ Equity		10,672,432	10,347,744
Related Party [Member]
Liabilities:
Due to related parties		$ 67,780	$ 51,780

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization.